                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended                           12/31/02
                                                  ------------------------------

Check here if Amendment [    ];                   Amendment Number
                                                                  --------------

This Amendment (Check only one.)                [    ] is a restatement
                                                [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                     3i Investments Plc
                          ------------------------------------------------------
Address:                  91 Waterloo Road
                          ------------------------------------------------------
                          London
                          ------------------------------------------------------
                          SE1 8XP
                          ------------------------------------------------------

Form 13F File Number      28 -
                          ------------------------------------------------------

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                     Vipul Nagji
                          ------------------------------------------------------
Title:                    Operations Manager
                          ------------------------------------------------------
Phone:                    020 7975 3284
                          ------------------------------------------------------

Signature, Place and Date of Signing:

      Vipul Nagji                 London, UK               04(th) FEBRUARY 2003
-------------------------  -------------------------   -------------------------
      [Signature]                [City, State]                  [Date]

Report Type (check only one.):

[X] 13F HOLDING REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager (s).

[.] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

Report Summary:

Number of Other Included Managers            0
                                             ----------------

Form 13F Information Table Entry Total       57
                                             ----------------

Form 13F Information Table Value Total:      93,202
                                             ----------------
                                             (thousands)

List of Other Included Managers: None

                                  13F SCHEDULE

                  COLUMN 1                                       COLUMN 2         COLUMN 3         COLUMN 4
               --------------                                --------------       --------         --------
                                                                                                    VALUE
               NAME OF ISSUER                                TITLE OF CLASS       CUSIP            (X$1000)      SHRS OR PRN AMT
               --------------                                --------------       -----            --------      ---------------
ALIGN TECHNOLOGIES INC                                             COM          016255 10 1          1,251            453,200
ALKERMES INC                                                       COM          01642T 10 8          1,881            300,000
AMGEN INC                                                          COM          031162 10 0         12,133            251,000
AMYLIN PARMACEUTICALS INC                                          COM          032346 10 8          1,291             80,000
APPLIED MOLECULAR EVOLUTION INC                                    COM          03823E 10 8          1,216            593,067
ATHEROGENICS INC                                                   COM          047439 10 4          3,267            440,835
AUTHORISZOR INC                                                    COM          052673 10 0             -              68,800
AVIGEN INC                                                         COM          053690 10 3            634            111,000
BIOGEN INC                                                         COM          090597 10 5          1,843             46,000
BIOMARIN PHARMACEUTICALS INC                                       COM          09061G 10 1            437             62,000
BIOPURE CORPORATION                                               CL A          09065H 10 5          4,040          1,086,013
CARECENTRIC INC                                                    COM          14166Y 10 6             26             40,625
CELGENE CORPORATION                                                COM          151020 10 4            880             41,000
CELL THERAPEUTICS INC                                              COM          150934 10 7            727            100,000
CEPHALON INC                                                       COM          156708 10 9          1,923             39,507
CORIXA CORP                                                        COM          21887F 10 0          1,386            216,831
CURIS INC                                                          COM          231269 10 1            200            194,191
DAIRY MART CONVENIENCE STORES                                      COM          233860 30 3             -              50,000
ENZON INC                                                          COM          293904 10 8          1,003             60,000
GENENTECH INC                                                      COM          368710 40 6          4,311            130,000
GENTA INC                                                          COM          37245M 20 7            769            100,000
GENZYME CORPORATION                                                COM          372917 10 4          1,989             67,266
GILEAD SCIENCES INC                                                COM          375558 10 3         10,166            299,000
GLOBESPAN VIRATA INC                                               COM          37957V 10 6          1,860            421,689
HOLLIS-EDEN PARMACEUTICALS                                         COM          435902 10 1            322             55,000
ICOS CORPORATION                                                   COM          449295 10 4            913             39,000
IDEC PHARMACEUTICALS CORPORATION                                   COM          449370 10 5        1,217               36,700
ISIS PHARMACEUTICALS INC                                           COM          464330 10 9          1,112            168,700
ISTA PHARMACEUTICALS INC                                           COM          45031X 10 5            182             77,025
LA JOLLA PHARMACEUTICALS INC                                       COM          503459 10 9          1,430            220,000
LIGAND PHARMACEUTICALS INC                                        CL B          53220K 20 7            304             56,700
MAXYGEN INC                                                        COM          577776 10 7            533             70,000
MAYORS JEWELERS INC                                                COM          578462 10 3              4             15,000
MEDIMMUNE INC                                                      COM          584699 10 2          2,853            105,000
MILLENIUM CHEMICALS INC                                            COM          599903 10 1             88              9,197
NEUROCRINE BIOSCIENCES INC                                         COM          64125C 10 9          3,653             80,000
NEUROGEN CORP                                                      COM          64124E 10 6            272             75,000
NPS PHARMACEUTICALS INC                                            COM          62936P 10 3          3,776            150,000
OPENWAVE SYSTEMS INC                                               COM          683718 10 0            191             95,613
OSI PHARMACEUTICALS INC                                            COM          671040 10 3          1,148             70,000
PARTHUSCEVA INC                                                    COM          70212E 10 6            143             24,225
PROTEIN DESIGN LABS INC                                            COM          74369L 10 3          1,530            180,000
QLT INC                                                            COM          746927 10 2            821             96,200
RIVERDEEP GROUP PLC                                                ADR          76870Q 10 9            907            120,000
SCIOS INC                                                          COM          808905 10 3          4,154            127,500
SHIRE PHARMACEUTICALS GROUP PLC                                    ADR          82481R 10 6          4,287            226,942
TELETECH HOLDINGS INC                                              COM          879939 10 6          3,561            490,564
TELETECH HOLDINGS INC                                          COM ESCROW       879939 10 6             -              41,270
TELIK INC                                                          COM          87959M 10 9            292             25,000
TRANSKARYOTIC THERAPIES INC                                        COM          893735 10 0            762             77,000
TULARIK INC                                                        COM          899165 10 4            474             63,500
US INDUSTRIES INC                                                  COM          912080 10 8             18              6,655
VAXGEN INC                                                       COM NEW        922390 20 8            386             20,000
VERSICOR INC                                                       COM          925314 10 6          1,942            180,000
VERTEX PHARMACEUTICALS                                             COM          92532F 10 0          2,080            131,252
VISTA MED TECHNOLOGIES INC                                         COM          928369 30 5            352            135,404
XOMA LTD                                                           ORD          G9825R 10 7            262             62,000


                  COLUMN 1                                 COLUMN 5   COLUMN 6        COLUMN 7                      COLUMN 8
               --------------                              --------   --------        --------                  VOTING AUTHORITY
                                                                                                                ----------------
                                                     SH/              INVESTMENT       OTHER
               NAME OF ISSUER                        PRN   PCT/CALL   DISCRETION      MANAGERS        SOLE         SHARED      NONE
               --------------                        ---   --------   ----------      --------        ----         ------      ----
ALIGN TECHNOLOGIES INC                               SH     N/A          SOLE            N/A          453,200
ALKERMES INC                                         SH     N/A          SOLE            N/A          300,000
AMGEN INC                                            SH     N/A          SOLE            N/A          251,000
AMYLIN PARMACEUTICALS INC                            SH     N/A          SOLE            N/A           80,000
APPLIED MOLECULAR EVOLUTION INC                      SH     N/A          SOLE            N/A          593,067
ATHEROGENICS INC                                     SH     N/A          SOLE            N/A          440,835
AUTHORISZOR INC                                      SH     N/A          SOLE            N/A           68,800
AVIGEN INC                                           SH     N/A          SOLE            N/A          111,000
BIOGEN INC                                           SH     N/A          SOLE            N/A           46,000
BIOMARIN PHARMACEUTICALS INC                         SH     N/A          SOLE            N/A           62,000
BIOPURE CORPORATION                                  SH     N/A          SOLE            N/A        1,086,013
CARECENTRIC INC                                      SH     N/A          SOLE            N/A           40,625
CELGENE CORPORATION                                  SH     N/A          SOLE            N/A           41,000
CELL THERAPEUTICS INC                                SH     N/A          SOLE            N/A          100,000
CEPHALON INC                                         SH     N/A          SOLE            N/A           39,507
CORIXA CORP                                          SH     N/A          SOLE            N/A          216,831
CURIS INC                                            SH     N/A          SOLE            N/A          194,191
DAIRY MART CONVENIENCE STORES                        SH     N/A          SOLE            N/A           50,000
ENZON INC                                            SH     N/A          SOLE            N/A           60,000
GENENTECH INC                                        SH     N/A          SOLE            N/A          130,000
GENTA INC                                            SH     N/A          SOLE            N/A          100,000
GENZYME CORPORATION                                  SH     N/A          SOLE            N/A           67,266
GILEAD SCIENCES INC                                  SH     N/A          SOLE            N/A          299,000
GLOBESPAN VIRATA INC                                 SH     N/A          SOLE            N/A          421,689
HOLLIS-EDEN PARMACEUTICALS                           SH     N/A          SOLE            N/A           55,000
ICOS CORPORATION                                     SH     N/A          SOLE            N/A           39,000
IDEC PHARMACEUTICALS CORPORATION                     SH     N/A          SOLE            N/A           36,700
ISIS PHARMACEUTICALS INC                             SH     N/A          SOLE            N/A          168,700
ISTA PHARMACEUTICALS INC                             SH     N/A          SOLE            N/A           77,025
LA JOLLA PHARMACEUTICALS INC                         SH     N/A          SOLE            N/A          220,000
LIGAND PHARMACEUTICALS INC                           SH     N/A          SOLE            N/A           56,700
MAXYGEN INC                                          SH     N/A          SOLE            N/A           70,000
MAYORS JEWELERS INC                                  SH     N/A          SOLE            N/A           15,000
MEDIMMUNE INC                                        SH     N/A          SOLE            N/A          105,000
MILLENIUM CHEMICALS INC                              SH     N/A          SOLE            N/A            9,197
NEUROCRINE BIOSCIENCES INC                           SH     N/A          SOLE            N/A           80,000
NEUROGEN CORP                                        SH     N/A          SOLE            N/A           75,000
NPS PHARMACEUTICALS INC                              SH     N/A          SOLE            N/A          150,000
OPENWAVE SYSTEMS INC                                 SH     N/A          SOLE            N/A           95,613
OSI PHARMACEUTICALS INC                              SH     N/A          SOLE            N/A           70,000
PARTHUSCEVA INC                                      SH     N/A          SOLE            N/A           24,225
PROTEIN DESIGN LABS INC                              SH     N/A          SOLE            N/A          180,000
QLT INC                                              SH     N/A          SOLE            N/A           96,200
RIVERDEEP GROUP PLC                                  SH     N/A          SOLE            N/A          120,000
SCIOS INC                                            SH     N/A          SOLE            N/A          127,500
SHIRE PHARMACEUTICALS GROUP PLC                      SH     N/A          SOLE            N/A          226,942
TELETECH HOLDINGS INC                                SH     N/A          SOLE            N/A          490,564
TELETECH HOLDINGS INC                                SH     N/A          SOLE            N/A           41,270
TELIK INC                                            SH     N/A          SOLE            N/A           25,000
TRANSKARYOTIC THERAPIES INC                          SH     N/A          SOLE            N/A           77,000
TULARIK INC                                          SH     N/A          SOLE            N/A           63,500
US INDUSTRIES INC                                    SH     N/A          SOLE            N/A            6,655
VAXGEN INC                                           SH     N/A          SOLE            N/A           20,000
VERSICOR INC                                         SH     N/A          SOLE            N/A          180,000
VERTEX PHARMACEUTICALS                               SH     N/A          SOLE            N/A          131,252
VISTA MED TECHNOLOGIES INC                           SH     N/A          SOLE            N/A          135,404
XOMA LTD                                             SH     N/A          SOLE            N/A           62,000